Bank Properties and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Bank Properties and Equipment [Abstract]
Summary of bank properties and equipment

Bank properties and equipment consist of the following major classifications:

SUMMARY OF BANK PROPERTIES AND EQUIPMENT

December 31,	2012	2011
Land	$8,998	$9,193
Buildings	30,617	31,689
Capital lease	8,630	8,630
Leasehold improvements and equipment	44,781	42,899

Total bank properties and equipment	93,026	92,411
Accumulated depreciation	(42,221)	(37,655)

Bank properties and equipment, net	$50,805	$54,756